INVESTMENTS - Schedule of investments categorized by investment class (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cost method and equity method investments
Cost of equity investments without readily determinable fair value	$ 8,753		$ 8,881
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount	5,499		$ 5,531
Impairment recognized	0	$ 0
Gain from equity method investments	133	325
Net operating income from equity method investments	$ 133	$ 325